Other Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other Liabilities

Note 4 — Other Liabilities

Justice Obligation

As part of the acquisition of EQmentor, Inc., the Company entered into an employment agreement with the former majority shareholder of EQmentor, Inc. where the latter is entitled to receive a quarterly bonus in an amount equivalent to $103,333 (net of payment of all payroll taxes and other withholdings), in cash or common stock. The purpose of the obligation was to allow the former majority shareholder to repay certain debts that he had personally secured during the course of his ownership of EQmentor, Inc. As of September 30, 2015, this obligation has an outstanding balance of $633,022 which is included in accrued liabilities and other current liabilities in the consolidated balance sheets. The obligation accrues interest of 3.5% per annum. The Company is anticipating payments to begin on a quarterly basis during the fourth quarter of 2015.

MCC Obligation

As a component of the MCC acquisition the Company acquired a long-term liability related to a previous recapitalization of MCC. Specifically, MCC entered into an arrangement with its creditors during 2010, in what is referred as a “Company Voluntary Arrangement”, in order to protect MCC from any unreceptive creditor action. In connection with the arrangement, the Company is required to make monthly fixed payments to a trustee of $2,265 (£1,500 GBP). These payments are scheduled to end in February 2019. This obligation is reported as other long-term obligations in the consolidated balance sheets.

Note 6. Other Liabilities

Justice Obligation

As part of the acquisition of EQmentor, Inc., the Company entered into an employment agreement with the former majority shareholder of EQmentor, Inc. where the latter is entitled to receive a quarterly bonus in an amount equivalent to $103,333 (net of payment of all payroll taxes and other withholdings), in cash or common stock. The purpose of the obligation was to allow the former majority shareholder to repay certain debts that he had personally secured during the course of his ownership of EQmentor, Inc. As of December 31, 2014 and 2013, this obligation has an outstanding balance of $661,333 which is included in accrued liabilities and other current liabilities in the consolidated balance sheets. The obligation accrues interest of 3.5% per annum. The Company is anticipating payments to begin on a quarterly basis during the second quarter in 2015.

MCC Obligation

As a component of the MCC acquisition the Company acquired a long-term liability related to a previous recapitalization of MCC. Specifically, MCC entered into an arrangement with its creditors during 2010, in what is referred as a “Company Voluntary Arrangement” (“CVA”), in order to protect MCC from any unreceptive creditor action.  In connection with the arrangement, the Company is required to make monthly fixed payments to a trustee of $2,275 (£1,500 GBP). These payments are scheduled to end in February 2019. This obligation is reported as other long-term obligations in the consolidated balance sheets.